Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
19. Related Parties
The Company’s significant transactions with its related parties are primarily comprised of revenue generating activities under collaboration and license agreements.
Significant related party transactions included in the Condensed Consolidated Balance Sheets are summarized below (in thousands):

	September 30,	December 31,
	2021	2020
Accounts receivable, net:
Joyn	$1	$—
Motif	3,750	2,403
Genomatica	—	1,500
Allonnia	971	1,309
Synlogic	—	—
Arcaea	1,328	—

	$6,050	$5,212

Deferred revenue, current and non-current:
Joyn	$5,595	$9,862
Motif	53,184	53,952
Genomatica	20,499	30,128
Allonnia	38,016	26,064
Synlogic	60	72
Arcaea	47,356	—
Other equity investee	10,000	—

	$174,710	$120,078

Significant related party transactions included in the Condensed Consolidated Statements of Operations and Comprehensive Loss are summarized below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Foundry revenue:
Joyn	$1,515	$2,151	$4,267	$5,733
Motif	6,099	3,034	16,203	15,036
Genomatica	3,279	748	9,480	6,169
Allonnia	913	1,322	4,277	2,784
Synlogic	2	15	12	62
Arcaea	1,316	—	2,507	—

	$13,124	$7,270	$36,746	$29,784

In September 2021, prior to the closing of the Business Combination, the Company repurchased a total of 2,707,280 common shares from the Company’s founders at a price of $9.23 per share, which was then the most-recent fair value per share based on a third-party valuation, for a total purchase price of $25.0 million. Upon repurchase, the shares were immediately retired and were recorded as a reduction to common stock and additional paid-in
capital in the Condensed Consolidated Balances Sheet.
Refer to Notes 9 and 17 for additional details on the Company’s investments and equity method investments held in its related parties.

2 0 .	Related Parties
Related party transactions included in the Consolidated Balance Sheets, excluding the Company’s investments and equity method investments, are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Total
Balances as of December 31, 2020
Accounts receivable, net	$—	$2,403	$1,500	$1,309	$—	$5,212
Prepaid expenses and other current assets	$24	$232	$—	$13	$—	$269
Deferred revenue, current and non-current	$9,862	$53,952	$30,128	$26,064	$72	$120,078

Balances as of December 31, 2019
Accounts receivable, net	$163	$4,054	$—	$—	$—	$4,217
Deferred revenue, current and non-current	$17,135	$62,513	$38,059	$24,480	$144	$142,331
Related party transactions included in the Consolidated Statements Operations and Comprehensive Loss, excluding the losses on the Company’s investments and equity method investments, are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Glycosyn	Total
For the Year Ended December 31, 2020
Foundry revenue	$7,273	$20,798	$9,431	$4,960	$73	$—	$42,535
Other income, net	$407	$314	$—	$—	$—	$—	$721

For the Year Ended December 31, 2019
Foundry revenue	$9,349	$18,986	$6,248	$—	$17	$668	$35,268
Interest income	$—	$—	$—	$—	$—	$163	$163
Other income, net	$222	$42	$—	$—	$—	$1,530	$1,794
Related party transactions included in the changes in operating assets and liabilities in the Consolidated Statements of Cash Flows are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Glycosyn	Total
For the Year Ended December 31, 2020
Accounts receivable, net	$163	$1,651	$(1,500)	$(1,309)	$—	$—	$(995)
Prepaid expenses and other current assets	$(24)	$(232)	$—	$(13)	$—	$—	$(269)
Deferred revenue, current and non-current	$(7,273)	$(8,561)	$(7,931)	$1,584	$(72)	$—	$(22,253)

For the Year Ended December 31, 2019
Accounts receivable, net	$(54)	$(2,035)	$8	$—	$—	$(140)	$(2,221)
Deferred revenue, current and non-current	$5,719	$9	$(2,232)	$—	$144	$(528)	$3,112
As the Company no longer held an equity interest in Glycosyn as of December 31, 2019, it was no longer considered a related party of the Company as of that date. Therefore, the related party transactions for Glycosyn as of and for the year ended December 31, 2020 and as of December 31, 2019 are presented as zero in the tables above. Refer to Note 8 for additional details on the Company’s investments and equity method investments held in its related parties. Refer to Note 16 for additional discussion of the Company’s arrangement with Glycosyn.